Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments - Debt Instruments Valued At Fair Value - CLP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 3,054,809	$ 1,060,523
Investment Grade [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	3,054,809	1,028,181
Non-investment grade [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Without Rating [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income		32,342
Stage 1 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	3,054,795	1,060,307
Stage 1 - Individual [Member] | Investment Grade [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	3,054,795	1,027,965
Stage 1 - Individual [Member] | Non-investment grade [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Stage 1 - Individual [Member] | Without Rating [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income		32,342
Stage 2 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	14	216
Stage 2 - Individual [Member] | Investment Grade [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income	14	216
Stage 2 - Individual [Member] | Non-investment grade [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Stage 2 - Individual [Member] | Without Rating [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Stage 3 - Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Stage 3 - Individual [Member] | Investment Grade [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Stage 3 - Individual [Member] | Non-investment grade [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income
Stage 3 - Individual [Member] | Without Rating [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of credit ratings of the issuers of debt instruments [Line Items]
Financial assets at fair value through other comprehensive income